Bank Loan Payables (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Bank Loan Payables [Line Items]
Interest expense on loans	$ 4,644	$ 23,955
Line of Credit [Member]
Bank Loan Payables [Line Items]
Weighted average annual interest rate	8.19%